SCHEDULE OF FAIR VALUE OF WARRANT LIABILITY (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Fair Value Disclosures [Abstract]
Beginning Balance	$ (0)	$ 350	$ (0)	$ 930
Beginning Balance	0	(350)	0	(930)
Change in Private Warrant liability	(0)	350,000	(0)	930,000
Ending Balance	$ (0)	$ (0)	$ (0)	$ (0)